CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Statement [Abstract]
NET SALES	$ 1,624,086	$ 1,219,650	$ 1,217,588
Cost of sales	(270,628)	(257,034)	(320,836)
Gross profit	1,353,458	962,616	896,752
General and administrative expenses	(574,634)	(598,610)	(373,898)
Research and development expenses	(211,037)	(182,309)	(42,704)
Selling and marketing expenses	(582,382)	(267,206)	(168,014)
Operating loss	(14,595)	(85,509)	312,136
Other income (expenses)
Other income (expenses)	11,793	(424)	303
Gain on disposal a subsidiary			3,127
Subsidy income	0	2,298	0
Interest income	90	2,451	605
Interest expense	(24,650)	(6,115)	(20,076)
Total other income (expenses), net	(12,767)	(1,790)	(16,041)
Loss before income taxes	(27,362)	(87,299)	296,095
Income tax expense	(660)	0	(15,912)
Net loss	(28,022)	(87,299)	280,183
Other comprehensive income (loss)
Foreign currency translation adjustment	48,705	(14,229)	8,701
Comprehensive income (loss)	$ (76,727)	$ (101,528)	$ 288,884
Loss per share - Basic and diluted (cents)	$ (0.16)	$ (0.52)	$ 0.173
Weighted average number of shares - Basic and diluted*	17,145,000	16,688,197	161,500,000